GOODWILL AND INTANGIBLE ASSETS - Summary of goodwill by entity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Business Combination Segment Allocation
Balance	$ 8,583,274	$ 6,479,218
Business combinations	3,711,322	2,104,056
Impairment	(3,321,095)
Balance	10,103,812	8,583,274
Bailey LLC
Business Combination Segment Allocation
Balance	6,479,218	6,479,218
Impairment	(3,321,095)
Balance	3,158,123	6,479,218
Stateside
Business Combination Segment Allocation
Balance	2,104,056
Business combinations		2,104,056
Balance	2,104,056	$ 2,104,056
Sundry
Business Combination Segment Allocation
Business combinations	3,711,322
Balance	$ 3,711,322